Unaudited Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 144,206	$ 206,762
Restricted cash – current (note 15)	8,610	8,358
Accounts Receivable, after Allowance for Credit Loss, Current	12,230	7,631
Prepaid expenses	11,948	9,259
Current portion of derivative assets (note 11)	258	0
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	14,285	13,969
Due from Joint Ventures, Current	8,160	10,991
Advances to affiliates (note 10b)	6,940	4,924
Other current assets	3,071	237
Total current assets	209,708	262,131
Restricted cash – long-term (note 15)	37,384	42,823
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	1,197,551	1,220,355
Property, Plant and Equipment, Other, Accumulated Depreciation	780,251	744,258
Accumulated Depreciation on Finance Leases	181,165	157,386
Vessels and equipment
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	1,644,654	1,654,814
Operating lease right-of-use asset (note 5b)	13,887	20,750
Total vessels and equipment	2,856,092	2,895,919
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,117,271	1,056,792
Other assets	26,386	22,382
Derivative assets (note 11)	6,925	4,505
Intangible assets, net	30,082	34,510
Goodwill	34,841	34,841
Total assets	4,805,965	4,854,004
Current
Accounts payable	3,721	4,883
Accrued liabilities (note 11)	64,113	81,706
Unearned revenue (note 6)	17,800	30,254
Current portion of long-term debt (note 8)	355,081	250,508
Current obligations related to finance leases (note 5a)	72,925	71,932
Current portion of operating lease liabilities (note 5b)	13,887	14,003
Current portion of derivative liabilities (note 11)	26,375	56,925
Advances from affiliates (note 10b)	8,086	11,047
Total current liabilities	561,988	521,258
Long-term debt (note 8)	1,062,298	1,221,705
Long-term obligations related to finance leases (note 5a)	1,232,130	1,268,990
Long-term operating lease liabilities (note 5b)	0	6,747
Derivative liabilities (note 11)	29,131	32,971
Other long-term liabilities (note 12b)	56,104	56,063
Total liabilities	2,941,651	3,107,734
Commitments and contingencies (notes 5, 7, 8, 11 and 12)
Limited Partners' Capital Account, Units Issued	87,000	87,000
Preferred Units, Authorized	11,900	11,900
Equity
Limited Partners' Capital Account	$ 1,545,448	$ 1,465,408
Preferred Units, Preferred Partners' Capital Accounts	285,159	285,159
General partner	47,613	46,182
Accumulated other comprehensive loss	(72,272)	(103,836)
Partners' equity	1,805,948	1,692,913
Non-controlling interest	58,366	53,357
Total equity	1,864,314	1,746,270
Total liabilities and total equity	4,805,965	4,854,004
Accounts receivable, non-trade	5,800	5,411
Net investments in direct financing leases, net (notes 3b and 6)	$ 487,276	$ 500,101
Limited Partners - preferred units issued (in shares)	11,800	11,800